Document and Entity Information	Jan. 10, 2020
Cover [Abstract]
Entity Registrant Name	Jagged Peak Energy Inc.
Amendment Flag	false
Entity Central Index Key	0001685715
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jan. 10, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-37995
Entity Tax Identification Number	81-3943703
Entity Address, Address Line One	303 Colorado Street
Entity Address, Address Line Two	Suite 3000
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	(737)
Local Phone Number	704-2300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	JAG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false